Income Taxes - Component of Income Tax Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Income tax benefit (expense) related to discontinued Operation	$ (0.1)	$ 5.5	$ 10.2